Vessels, net - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
$675 million senior secured term loan facility ($675 Million Credit Facility)
Property, plant and equipment
Collateral	all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral
Ballast Water Treatment System
Property, plant and equipment
Property, plant and equipment, additions	$ 4,204	$ 3,721